CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Feb. 26, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Temporary Equity, Shares Outstanding		27,600,000
Class A common stock subject to possible redemption
Ordinary shares, shares issued	27,600,000	27,600,000
Ordinary shares, shares outstanding	27,600,000	27,600,000
Temporary Equity, Shares Outstanding	27,600,000	27,600,000
Class B common stock
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	10,000,000	10,000,000	10,000,000
Ordinary shares, shares issued	6,900,000	6,900,000
Ordinary shares, shares outstanding	6,900,000	6,900,000